Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details) - Fair Value, Inputs, Level 3	Dec. 31, 2018	Dec. 31, 2017
Real Estate Properties and Joint Ventures | Discount Rate | Office | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.055
Real Estate Properties and Joint Ventures | Discount Rate | Office | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.086	0.080
Real Estate Properties and Joint Ventures | Discount Rate | Office | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.065	0.065
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.055
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.089	0.089
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.068
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.050
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.080
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.065	0.061
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.050
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.107	0.105
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.064	0.064
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.045
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.075	0.070
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.054	0.055
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.038
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.070	0.070
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.048	0.048
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.044	0.045
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073	0.083
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.055
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.040
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.070	0.075
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.049	0.050
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.038	0.035
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.065
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.048
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.033	0.033
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.060	0.060
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.045	0.043
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.043
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.090	0.088
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.052
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.033	0.038
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.085	0.088
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.047	0.047
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.319	0.281
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.636	0.642
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.481	0.386
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.319	0.281
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.636	0.642
Mortgage Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.481	0.386
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.319	0.179
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.553	0.560
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.393	0.327
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.319	0.179
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.553	0.560
Mortgage Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.393	0.327
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.364	0.377
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.678	0.695
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.476	0.456
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.364	0.377
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.678	0.695
Mortgage Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.476	0.456
Mortgage Loans Payable | Equivalency Rate | Residential | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.034	0.033
Mortgage Loans Payable | Equivalency Rate | Residential | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.046	0.036
Mortgage Loans Payable | Equivalency Rate | Residential | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.041	0.034
Mortgage Loans Payable | Equivalency Rate | Retail | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.043	0.031
Mortgage Loans Payable | Equivalency Rate | Retail | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.053	0.044
Mortgage Loans Payable | Equivalency Rate | Retail | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.045	0.038
Mortgage Loans Payable | Equivalency Rate | Office and Industrial | Income Approach—Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.039	0.037
Mortgage Loans Payable | Equivalency Rate | Office and Industrial | Income Approach—Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.062	0.052
Mortgage Loans Payable | Equivalency Rate | Office and Industrial | Income Approach—Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	0.046	0.039
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.10	1.10
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.40	1.50
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.20	1.30
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.10	1.10
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.30	1.40
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.20	1.20
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.20	1.20
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.40	1.50
Mortgage Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortgage Loans Payable	1.30	1.30
Loans Receivable | Loan-to-Value Ratio | Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.708	0.594
Loans Receivable | Loan-to-Value Ratio | Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.792	0.773
Loans Receivable | Loan-to-Value Ratio | Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.756	0.751
Loans Receivable | Equivalency Rate | Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.060	0.042
Loans Receivable | Equivalency Rate | Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.083	0.083
Loans Receivable | Equivalency Rate | Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable	0.069	0.062